Intangible assets - Goodwill reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill:
Carrying value at beginning of year	£ 1,482	£ 1,628
Disposals/reclassifications to held for sale	(10)	(155)
Exchange differences	9
Carrying value at end of year	1,857	1,482
TMB Asset Management Co. Ltd.
Changes in goodwill:
Acquisition/additions in the year	(181)
Carrying value at end of year	181
Other acquisitions
Changes in goodwill:
Acquisition/additions in the year	195	9
Shareholder-backed
Changes in goodwill:
Carrying value at beginning of year	1,458
Exchange differences	12
Carrying value at end of year	1,651	1,458
Shareholder-backed | TMB Asset Management Co. Ltd.
Changes in goodwill:
Acquisition/additions in the year	(181)
With-profits
Changes in goodwill:
Carrying value at beginning of year	24
Disposals/reclassifications to held for sale	(10)
Exchange differences	(3)
Carrying value at end of year	206	£ 24
With-profits | Other acquisitions
Changes in goodwill:
Acquisition/additions in the year	£ 195